Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 01, 2012
Business Acquisition [Line Items]
Date of purchase	2012-02
Purchased transaction valued		$ 3.68
Purchase agreement, cash payments		4.0
Purchase agreement payment maturity period	3 years
Initial payment		0.8
Quarterly payments		$ 0.3
Perpetual license
Business Acquisition [Line Items]
Estimated useful lives	5 years
Customer relationships
Business Acquisition [Line Items]
Estimated useful lives	4 years